Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 793,329	$ 361,359	$ 1,610,363	$ 1,147,557	$ 2,409,953	$ 1,530,223
Cost of revenue	266,445	107,535	514,488	356,932	734,285	653,256
Gross profit	526,884	253,824	1,095,875	790,625	1,675,668	876,967
Operating expenses
Advertising and marketing	97,175	114,811	241,458	256,448	476,989	317,796
Professional fees	253,008	255,412	501,390	464,783	752,277	886,651
Officer compensation	22,500	22,500	45,000	45,000	90,000	90,000
Depreciation and amortization expense	82,971	57,875	159,543	114,503	310,102	152,739
Investor relations	23,174	2,250	46,442	4,500	9,000	190,382
General and administrative	262,036	231,817	421,127	410,443	752,527	424,258
Total operating expenses	740,863	684,665	1,414,961	1,295,677	2,390,894	2,061,826
Other income (expense)
Interest expense	(1,861,931)	(1,600,380)	(3,716,348)	(3,200,806)	(6,491,538)	(4,403,774)
Gain on derivative financial instruments	(708)	998	(2,206)	2,925	4,798	13,498
Other income					2,463
Gain on extinguishment of debt					1,511,297
Impairment of goodwill					(4,125,460)
Gain on settlement of debt				2,463
Net loss	$ (2,076,620)	$ (2,030,223)	$ (4,037,640)	$ (3,700,470)	(9,813,666)	(5,506,822)
Loss from continuing operations					(9,813,666)	(5,575,135)
Discontinued operations:
Gain (loss) on sale of discontinued operations						68,313
Income (loss) from discontinued operations						$ 68,313
Basic and diluted earnings (loss) per share from:
Continuing operations (in Dollars per share)					$ (0.79)	$ (0.46)
Discontinued operations (in Dollars per share)						0.01
Net loss per common share, basic (in Dollars per share)	$ (0.17)	$ (0.16)	$ (0.32)	$ (0.3)	$ (0.79)	$ (0.45)
Weighted average number of common shares outstanding, basic (in Shares)	12,493,938	12,443,938	12,493,938	12,443,938	12,447,089	12,219,502